Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 500	$ 107,582	$ 1,023,476	$ 37,044	$ (981,833)	$ 186,769
Balance, shares at Dec. 31, 2022	500,000	26,100,125
Common stock issued for cash		$ 1,556	251,680	(37,044)		216,192
Common stock issued for cash, shares		1,555,435
Acquiree’s 2023 members’ interest		$ 140,500				140,500
Net loss					(587,997)	(587,997)
Balance at Dec. 31, 2023	$ 500	$ 249,638	1,275,156		(1,569,830)	(44,536)
Balance, shares at Dec. 31, 2023	500,000	27,655,560
Net loss					(160,468)	(160,468)
Balance at Mar. 31, 2024	$ 500	$ 249,638	1,275,156		(1,730,298)	(205,004)
Balance, shares at Mar. 31, 2024	500,000	27,655,560
Balance at Dec. 31, 2023	$ 500	$ 249,638	1,275,156		(1,569,830)	(44,536)
Balance, shares at Dec. 31, 2023	500,000	27,655,560
Net loss						(351,210)
Balance at Jun. 30, 2024	$ 500	$ 249,638	1,275,156		(1,921,040)	(395,746)
Balance, shares at Jun. 30, 2024	500,000	27,655,560
Balance at Dec. 31, 2023	$ 500	$ 249,638	1,275,156		(1,569,830)	(44,536)
Balance, shares at Dec. 31, 2023	500,000	27,655,560
Net loss					(1,341,333)	(1,341,333)
Recapitalization
Conversion of preferred stock	$ (500)					(500)
Conversion of preferred stock, shares	(500,000)
Conversion and issuance of common stock		$ (81,480)	10,207,480			10,126,000
Conversion and issuance of common stock, shares		2,119
Conversion of preferred stock		$ (140,500)				(140,500)
Balance at Dec. 31, 2024		$ 27,658	11,482,636		(2,911,163)	8,599,131
Balance, shares at Dec. 31, 2024		27,657,679
Balance at Mar. 31, 2024	$ 500	$ 249,638	1,275,156		(1,730,298)	(205,004)
Balance, shares at Mar. 31, 2024	500,000	27,655,560
Net loss					(190,742)	(190,742)
Balance at Jun. 30, 2024	$ 500	$ 249,638	1,275,156		(1,921,040)	(395,746)
Balance, shares at Jun. 30, 2024	500,000	27,655,560
Net loss					(271,333)	(271,333)
Conversion and issuance of common stock		$ (81,480)	10,207,480			10,126,000
Conversion and issuance of common stock, shares		2,119
Conversion of preferred stock	$ (500)					(500)
Conversion of preferred stock, shares	(500,000)
Conversion of Acquiree’s LLC member interests		(140,500)				(140,500)
Balance at Sep. 30, 2024		$ 27,658	11,482,636		(2,192,373)	9,317,921
Balance, shares at Sep. 30, 2024		27,657,679
Net loss					(718,790)	(718,790)
Balance at Dec. 31, 2024		$ 27,658	11,482,636		(2,911,163)	8,599,131
Balance, shares at Dec. 31, 2024		27,657,679
Net loss					(456,855)	(456,855)
Balance at Mar. 31, 2025		$ 27,658	11,482,636		(3,368,018)	8,142,276
Balance, shares at Mar. 31, 2025		27,657,679
Balance at Dec. 31, 2024		$ 27,658	11,482,636		(2,911,163)	8,599,131
Balance, shares at Dec. 31, 2024		27,657,679
Net loss						(1,062,418)
Balance at Jun. 30, 2025		$ 27,945	12,341,580		(3,973,581)	8,395,944
Balance, shares at Jun. 30, 2025	150	27,945,130
Balance at Mar. 31, 2025		$ 27,658	11,482,636		(3,368,018)	8,142,276
Balance, shares at Mar. 31, 2025		27,657,679
Net loss					(605,563)	(605,563)
Conversion of preferred stock			750,000			750,000
Conversion of preferred stock, shares	150
Issuance of RSU		$ 287	108,944			109,231
Issuance of RSU, shares		287,451
Balance at Jun. 30, 2025		$ 27,945	$ 12,341,580		$ (3,973,581)	$ 8,395,944
Balance, shares at Jun. 30, 2025	150	27,945,130